12. Stock-Based Compensation (Details Narrative) (USD $)	12 Months Ended
Dec. 31, 2014
Compensation and Retirement Disclosure [Abstract]
Weighted-average grant-date fair value of stock options granted	$ 0.12
Stock-based compensation expense	$ 10,000
Compensation cost related to stock options not yet recognized	$ 110,000
Period of compensation cost related to stock options not yet recognized	1 year 9 months 29 days
Number of common stock purchase under plan	1,000,000
Excercise price of common stock per share	$ 0.40